Cash, cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of cash and cash equivalent
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Cash on hand	39	-
Cash at bank	3,149	67
Restricted cash at bank(1)	-	65
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	3,188	132